Consolidated Statements of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Common Class A [Member]	Common Class B [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive loss [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2021	$ 436,520			$ 22	$ 6	$ 1,844,875		$ (1,408,383)
Beginning Balance (in shares) at Dec. 31, 2021		13,830,074	3,702,613	13,830,074	3,702,613
Stock-based compensation	55,904					55,904
Issuance Of Common Stock Under Equity Plans, Shares				392,484
Issuance Of Common Stock Under Equity Plans	1,434					1,434
Issuance of common stock shares				23,940
Unrealized gain (loss) on available-for-sale marketable securities	(110)						$ (110)
Net loss	(411,438)							(411,438)
Ending Balance at Dec. 31, 2022	82,310			$ 22	$ 6	1,902,213	(110)	(1,819,821)
Ending Balance (in shares) at Dec. 31, 2022		14,246,498	3,702,613	14,246,498	3,702,613
Stock-based compensation	11,574					11,574
Issuance Of Common Stock Under Equity Plans, Shares				390,086
Issuance Of Common Stock Under Equity Plans	727					727
Reverse stock split rounding adjustment				90,533
Warrants to purchase common stock	13					13
Issuance of Class A shares, net of costs - ATM, Shares				449,863
Issuance of Class A shares, net of costs - ATM	1,070					1,070
Issuance of common stock in settlement of contingent consideration	7,133					7,133
Issuance of common stock shares				3,708,520
Unrealized gain (loss) on available-for-sale marketable securities	110						$ 110
Net loss	(178,376)							(178,376)
Ending Balance at Dec. 31, 2023	$ (75,439)			$ 22	$ 6	$ 1,922,730		$ (1,998,197)
Ending Balance (in shares) at Dec. 31, 2023				18,885,500	3,702,613